ACCRUED EXPENSES	12 Months Ended
Apr. 01, 2012
ACCRUED EXPENSES
7.	ACCRUED EXPENSES

Accrued expenses consist of (in thousands):

	April 1,	March 27,
	2012	2011

Accrued payroll, incentive compensation and related taxes	$7,157	$7,131
Unredeemed gift cards and certificates	3,320	2,942
Accrued workers compensation claims	3,417	2,998
Sales taxes payable	2,238	2,017
Accrued capital expenditures	1,543	257
Accrued retirement and severance obligation	416	384
Accrued percentage rent	1,203	1,350
Accrued dividend payable	1,432	236
Other accrued liabilities	9,500	8,031
	$30,226	$25,346